Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands	Jun. 12, 2025	Jan. 09, 2024	Nov. 06, 2023	Oct. 11, 2022	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Jan. 31, 2024	Oct. 31, 2022
Short-Term Borrowings [Abstract]
Brower	NewSchool of Architecture & Design	Ambow Education Inc.		Ambow Education Inc.
Lender	EverTrust Bank	Cathay BANK		Cathay BANK
Borrowed Amount	$ 2,204	$ 1,200		$ 1,500	$ 4,904	$ 2,500	$ 2,700	$ 1,200	$ 1,500
Annual Interest Rate	6.75%	6.00%	6.29%	6.29%
Repayment Due Date		Dec. 27, 2025	Oct. 11, 2024	Oct. 10, 2025